Income (loss) per share (Details) - EUR (€) € / shares in Units, € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Earnings per share [abstract]
Weighted average number of outstanding shares, basic loss per share (in shares)	72,944,298	63,226,066	66,634,630	63,024,814
Weighted average number of outstanding shares, diluted loss per share (in shares)	72,944,298	63,226,066	66,634,630	63,024,814
Net loss for the period	€ (153,358)	€ (55,227)	€ (254,142)	€ (136,864)
Basic loss per share (in euro per share)	€ (2.10)	€ (0.87)	€ (3.81)	€ (2.17)
Diluted loss per share (in euro per share)	€ (2.10)	€ (0.87)	€ (3.81)	€ (2.17)